Fair Value Measurements - Backstop Subscription Agreement / Non-Redemption Agreement (Details) - BURTECH ACQUISITION CORP [Member]	Dec. 31, 2024 USD ($) yr
Stock Price | Backstop Subscription Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | $	11.05
Stock Price | Non-Redemption Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | $	15
Volatility | Non-Redemption Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	118.2
Risk-free Rate | Backstop Subscription Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	5.4
Risk-free Rate | Non-Redemption Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	4.2
Debt Rate | Non-Redemption Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	11.8
Weighted-Average Expected Life (in years) | Backstop Subscription Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr	0.5
Weighted-Average Expected Life (in years) | Non-Redemption Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr	0.5
Market implied likelihood of Initial Business Combination | Backstop Subscription Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	10.4